Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current Borrowings and Debt Securities
Short-term borrowings	₩ 1,436,922	₩ 1,098,555
Current portion of long-term borrowings	677,982	217,579
Current portion of debt securities	8,565,301	7,545,485
Less : Current portion of discount on long-term borrowings	(1,723)	(1,000)
Less : Current portion of discount on debt securities	(3,677)	(2,780)
Add : Current portion of premium on debt securities	0	0
Current Borrowings and Debt Securities	10,674,805	8,857,839
Non-current Borrowings and Debt Securities
Long-term borrowings	3,018,898	3,411,052
Debt securities	56,188,234	55,716,183
Less : Discount on long-term borrowings	(14,899)	(21,309)
Less : Discount on debt securities	(143,823)	(88,920)
Add : Premium on debt securities	1,366	1,696
Non-current Borrowings and Debt Securities	59,049,776	59,018,702
Total	₩ 69,724,581	₩ 67,876,541